Acquisition of control of the AGM	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [Abstract]
Acquisition of control of the AGM [Text Block]

6. Acquisition of control of the AGM

On March 4, 2024, the Company completed the acquisition of Gold Fields' 45% interest in the AGM JV. Following the closing of the Acquisition, the Company owns a 90% interest in AGGL, the entity which holds the AGM's mining concessions and licenses, a 100% interest in Adansi Gold Company (GH) Ltd., an entity which holds exploration licenses in Ghana, and a 100% interest in Shika Group Finance Limited. The Company also acquired a 100% interest in GFI Netherlands B.V. (subsequently renamed to 13579 Holding Limited), the entity through which Gold Fields held its former 45% interest in the JV.

The Company began consolidating the operating results, cash flows and net assets of the AGM commencing on March 4, 2024.

The total consideration payable to Gold Fields comprised the following:

  $65.0 million in cash on closing;
  issuance of 28.5 million common shares of the Company on closing;
  $55.0 million of deferred consideration (note 14) comprised of a:
    $25.0 million cash payment on or before December 31, 2025 (paid); and
    $30.0 million cash payment on or before December 31, 2026 (collectively "Deferred Consideration")

The Deferred Consideration is to be paid in cash subject to the Company's right to satisfy up to 20% of each payment with common shares of the Company, subject to Gold Fields not owning more than 19.9% of the Company's issued and outstanding common shares at that time; and

  $30.0 million cash payment contingently payable upon production of 100,000 gold ounces from the Nkran deposit ("Contingent Consideration").

Gold Fields also received a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production ("Nkran Royalty"). Galiano has a right of first refusal on any full or partial disposition of the Nkran Royalty by Gold Fields.

During the year ended December 31, 2024, the Company incurred $2.5 million of acquisition-related costs, which were presented as transaction costs in the Statements of Operations and Comprehensive Income (Loss).

The following table highlights the final allocation, as at December 31, 2024, of the purchase price to the assets acquired and liabilities assumed based on the Company's estimates of fair value.

Final
$
Assets acquired
Cash and cash equivalents	112,502
Accounts receivable	102
Inventories	41,158
Value added tax receivables	7,885
Prepaid expenses and other	5,509
Reclamation deposits	5,308
Mineral properties, plant and equipment	244,584

Liabilities assumed
Accounts payable and accrued liabilities	(44,475)
Lease liabilities	(19,176)
Asset retirement provisions	(53,537)
Net assets acquired	299,860
Non‐controlling interest	(1,890)
Net assets attributable to Galiano	297,970